Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Vesting rights, restriction lapses, rights to exercise, terms related to the events of death, disability, retirement, or change in control rules related to equity grant expiration and termination, and all other terms and conditions related to option and restricted stock awards are set out in the terms of the 2019 OIP and the agreements which executives must sign in order to preserve their equity grants. All recipients of equity grants must agree to certain restrictive covenants that prevent the executive, upon leaving CBIZ, from soliciting clients and employees of CBIZ or its subsidiaries for a period of two years.
Equity awards for continuing employees are typically granted at the beginning of the Company’s fiscal year, usually in February. Management’s recommendations to the Compensation and Human Capital Committee regarding equity grants to newly hired or promoted executives are presented to the Committee at the next regularly scheduled Committee meeting following the promotion or the completion of an agreement to hire the executive. On occasion, the Committee will award grants through written action without a meeting. The Company has not recently granted awards of stock options, stock appreciation rights, or similar option-like instruments, including no such instruments in 2025. Accordingly, the Company has no specific policy or practice on the timing of awards of such equity instruments in relation to the disclosure of material nonpublic information by the Company.

Award Timing Method	Equity awards for continuing employees are typically granted at the beginning of the Company’s fiscal year, usually in February. Management’s recommendations to the Compensation and Human Capital Committee regarding equity grants to newly hired or promoted executives are presented to the Committee at the next regularly scheduled Committee meeting following the promotion or the completion of an agreement to hire the executive. On occasion, the Committee will award grants through written action without a meeting. The Company has not recently granted awards of stock options, stock appreciation rights, or similar option-like instruments, including no such instruments in 2025. Accordingly, the Company has no specific policy or practice on the timing of awards of such equity instruments in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false